Reinsurance - Schedule of reinsurance assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	$ 2,980	$ 2,932
Total Assets	30,774	31,404
Liabilities:
Future policy benefits for life and accident and health insurance contracts	57,266	57,751
Policyholder contract deposits	158,966	156,846
Other policyholder funds	3,331	2,849
Total Liabilities	219,563	217,446
Fortitude RE
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	$ 27,794	$ 28,472